Leases (Details) - Schedule of operating lease related activities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease related activities [Abstract]
Other assets - Right-of-Use assets	$ 920	$ 501
Accumulated amortization	261	91
Operating lease Right-of-Use assets, net	659	410
Lease liabilities – current - Accounts payable and accrued liabilities	203	123
Lease liabilities – noncurrent	499	298
Total operating lease liabilities	$ 702	$ 421
Weighted average remaining lease term in years	3 years 7 months 20 days	3 years 3 months 29 days
Weighted average annual discount rate	11.90%	10.70%
2021	$ 258
2022	231
2023	182
2024	93
2025	53
Total undiscounted lease liability	817
Less: Imputed interest	(115)
Present value of lease liabilities	$ 702